SUBSEQUENT EVENTS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 20 – SUBSEQUENT EVENTS Management has considered subsequent events through August 18, 2022, the date this report was issued, and there were no events that required additional disclosure.
NOTE 15 – SUBSEQUENT EVENTS
Management has considered subsequent events through March 17, 2022, the date this report was available to be issued.
On February 25, 2022 the Company entered into Convertible Notes with two existing shareholders (“the Note Holders”) in aggregate for a principal sum of $7.0 million. On the closing of the proposed business combination of the Company and TCAC as contemplated in the definitive agreement executed on November 8, 2021, the outstanding principal balance of the Convertible Notes become due and payable and will be satisfied by the issuance to the Note Holders of common shares of the surviving company issuable under an agreement entered into between each of the Note holders and TCAC on November 8, 2021. In the event the proposed business combination does not close by September 30, 2022 the outstanding principal will be converted into Series B Preferred Stock of the Company.